UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
April 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 96.48%

Agricultural Services - 0.18%
830	Calavo Growers, Inc.	$ 42,039

Air-Cond & Warm Air Heating Equipment & Comm & Indl Refrig Equipment - 0.16%
1,528	AAON, Inc.	36,626

Auto Parts - 1.13%
5,620	Dorman Products, Inc.*	263,185

Back Office Support HR & Consulting - 5.09%
10,620	Maximus, Inc.	679,786
10,010	WageWorks, Inc. *	504,504
		1,184,290
Banks: Diversified - 11.34%
29,196	BancorpSouth, Inc.	706,835
9,542	Bank of the Ozarks, Inc.	369,848
6,129	Pinnacle Financial Partners, Inc.	292,047
20,782	PrivateBancorp, Inc.	770,389
7,366	South State Corp.	498,826
		2,637,945
Chemicals: Diversified - 1.72%
20,607	Aceto Corp.	399,364

Commercial Vehicles & Parts - 1.78%
29,482	Wabash National Corp. *	413,338

Communications Technology - 0.53%
5,007	Aruba Networks, Inc. *	123,222

Computer Services Software & Systems - 8.62%
4,251	Cogent Communications Holdings, Inc.	148,742
16,216	Ellie Mae, Inc. *	891,880
13,073	Envestnet, Inc. *	670,122
4,512	SPS Commerce, Inc. *	294,453
		2,005,197
Diversified Retail - 1.76%
25,928	Tuesday Morning Corp. *	410,181

Education Services - 1.13%
4,886	Capella Education Co.	263,991

Electronic Components - 1.44%
22,424	InvenSense, Inc. *	334,566

Engineering & Contracting Services - 1.04%
8,709	Engility Holdings, Inc.	242,720

Foods - 5.40%
4,387	J&J Snack Foods Corp.	457,696
9,822	Treehouse Foods, Inc. *	798,136
		1,255,832
Health Care Services - 4.50%
10,665	Medidata Solutions, Inc. *	569,831
10,451	Air Methods Corp. *	477,611
		1,047,442
Machinery: Industrial - 3.50%
11,630	Proto Labs, Inc. *	814,100

Medical & Dental Instruments & Supplies - 2.46%
8,011	Cantel Medical Corp.	358,813
4,771	Neogen Corp. *	212,500
		571,313
Medical & Services - 4.07%
14,730	ICON Plc ADR (Ireland) *	947,728

Oil: Crude Producers - 2.57%
6,106	PDC Energy, Inc. *	346,454
9,058	Matador Resources Co. *	251,088
		597,542
Pharmaceuticals - 7.72%
13,360	Cambrex Corp. *	514,226
30,285	IGI Laboratories, Inc. *	153,848
3,913	Lannett Co., Inc. *	224,997
13,186	Prestige Brands Holdings, Inc. *	517,551
12,572	Sagent Pharmaceuticals, Inc. *	293,053
7,176	Supernus Pharmaceuticals, Inc. *	91,853
		1,795,528
Plastics Foam Products - 1.37%
11,349	Advanced Drainage Systems, Inc.	317,772

Restaurants - 4.03%
23,502	Krispy Kreme Doughnuts, Inc. *	418,336
18,137	Sonic Corp.	519,625
		937,961
Scientific Instruments: Electrical - 2.14%
7,351	EnerSys	499,133

Securities Brokerage & Services - 2.97%
8,050	MarketAxess Holdings, Inc.	691,092

Semiconductors & Components - 4.53%
11,291	Ceva, Inc. *	233,724
15,898	Silicon Laboratories, Inc. *	821,450
		1,055,174
Specialty Retail - 4.49%
6,900	Asbury Automotive Group, Inc. *	579,807
7,776	Monro Muffler Brake, Inc.	465,705
		1,045,512
Telecommunications Equipment - 1.42%
28,218	Ruckus Wireless, Inc. *	329,586

Textiles Apparel & Shoes - 5.29%
6,303	GIII Apparel Group, Ltd. *	700,767
13,590	Steven Madden Ltd. *	530,282
		1,231,049
Transportation Services - 1.27%
6,947	Providence Service Corp. *	295,386

Truckers - 2.84%
14,024	Celadon Group, Inc.	362,380
7,335	SAIA, Inc. *	298,901
		661,281

TOTAL FOR COMMON STOCKS (Cost $19,668,775) - 96.48%		$ 22,450,095

SHORT TERM INVESTMENTS - 6.82%
1,586,390	First American Government Obligation Fund 0.006% ** (Cost $1,586,390)	1,586,390

TOTAL INVESTMENTS (Cost $21,255,165) - 103.30%		$ 24,036,485

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.30%)		(766,841)

NET ASSETS - 100.00%		$ 23,269,644

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At April 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,255,165 amounted to $2,781,320.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$22,450,095	$0	$0	$22,450,095
Cash Equivalents	$1,586,390	$0	$0	$1,586,390
Total	$24,036,485	$0	$0	$24,036,485

	Ranger Quest for Income and Growth Fund
	Schedule of Investments
	April 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 56.18%

	Aerospace & Defense - 3.08%
17,210	Bae Systems Plc. ADR (United Kingdom)	$ 539,017

Airlines - 3.36%
17,506	Japan Airlines Co. Ltd. (Japan) *	586,564

	Automobiles - 3.72%
6,707	Daimler AG (Germany) *	649,703

Beverages - 3.20%
1,035,603	Thai Beverage PCL (Thailand)	559,426
		559,426
	Capital Markets - 2.53%
25,970	Ares Capital Corp.	442,009

Chemicals - 5.22%
3,330	Lyondellbasell Industries NV (Netherlands)	344,722
10,980	Potash Corporation of Saskatchewan, Inc. (Canada)	358,387
4,090	Yara International ASA (Norway)	209,877
		912,986
	Commercial Banks - 2.58%
6,408	Common Wealth Bank of Australia (Australia)	450,181

	Diversified Telecommunication Services - 14.92%
26,667	Telstra Corp. Ltd. ADR (Australia)	656,542
499,140	HKT Trust & HKT, Ltd. (Hong Kong)	668,474
24,030	Telenor ASA (Norway)	543,467
15,072	AT&T, Inc.	522,094
4,932	BCE, Inc. (Canada)	217,325
		2,607,902
	Food Products - 2.75%
39,360	Marine Harvest ASA (Norway)	481,154

Insurance - 1.14%
69,840	MMI Holdings, Ltd. (South Africa)	198,479

	Insurance Carriers, NEC - 0.96%
854	Muencherner Rueckver Agreg	167,599

Media - 2.15%
17,088	Regal Entertainment Group Class-A	375,936

	Oil, Gas & Consumable Fuels - 5.88%
8,073	Total SA (France)	439,205
3,150	Royal Dutch Shell ADR B Plc. (Netherlands)	203,459
24,430	Ship Finance International Ltd.	385,017
		1,027,681
	Pharmaceuticals - 1.80%
13,530	GlaxoSmithKline Plc. (United Kingdom)	314,571

	Transportation Infrastructure - 2.13%
4,498	Macquarie Infrastructure Company, LLC *	372,255

	Wireless Telecommunication Services - 0.78%
3,862	Vodafone Group Plc. ADR (United Kingdom)	135,942

	TOTAL FOR COMMON STOCKS (Cost $8,716,525) - 56.18%	9,821,405

REAL ESTATE INVESTMENT TRUSTS - 19.68%
22,800	American Capital Agency Corp.	470,478
239,425	Ascendas Real Estate Investment Trust (Singapore)	446,797
17,952	Blackstone Mortgage Trust, Inc.	551,665
8,170	Lexington Realty Trust	75,736
18,603	Penny Mac Mortgage Investment Trust	389,733
8,928	Select Income REIT Common Share	207,040
43,860	Spirit Realty Capital, Inc.	495,179
26,414	Starwood Property Trust, Inc.	634,200
8,070	STORE Capital Corp.	169,470
		3,440,298

	TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,561,304) - 19.68%	3,440,298

MASTER LIMITED PARTNERSHIPS - 20.19%

	Capital Markets - 6.10%
8,298	Alliance Bernstein Holding L.P.	260,142
16,428	Kohlberg Kravis Roberts & Co. L.P.	369,794
8,173	Oaktree Capital Group, LLC.	437,092
		$ 1,067,028
	Oil, Gas & Consumable Fuels - 12.58%
7,962	Alliance Resources Partners, L.P.	274,450
5,433	Cheniere Energy Partners, L.P.	177,061
11,843	Energy Transfer Equity, L.P.	684,289
8,830	Plains All American Pipeline, L.P.	442,471
5,011	TC Pipelines, L.P.	341,149
7,097	Teekay LNG Partners, L.P.	279,764
		2,199,184
	Electric Utilities - 1.50%
5,976	Brookfield Infrastructure Partners, L.P.	262,526

	TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $3,322,926) - 20.19%	$ 3,528,738

SHORT TERM INVESTMENTS - 1.45%
253,312	First American Government Obligation Fund 0.006% ** (Cost $253,312)	253,312

TOTAL INVESTMENTS (Cost $15,854,067) - 97.50%		$ 17,043,753

OTHER ASSETS LESS LIABILITIES - 2.50%		437,500

NET ASSETS - 100.00%		$ 17,481,253

	ADR - American Depository Receipts.
	* Non-income producing securities during the period.
	**Variable rate security; the coupon rate shown represents the yield at April 30, 2015

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At April 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,854,067 amounted to $1,189,687.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund's assets measured at fair value as of April 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Total
Common Stock	$9,821,405	$0	$9,821,405
Real Estate Investment Trusts	$3,440,298	$0	$3,440,298
Master Limited Partnerships	$3,528,738	$0	$3,528,738
Cash Equivalents	$253,312	$0	$253,312
Total	$17,043,753	$0	$17,043,753

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: May 22, 2015

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 22, 2015